Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001181848
Registrant Name	SKYBRIDGE OPPORTUNITY FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES